Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities
Schedule of net external debt

	At December 31,
	2019	2018
	$'m	$'m
Loan notes	5,529	7,737
Other borrowings	381	142
Total borrowings	5,910	7,879
Cash and cash equivalents	(614)	(530)
Derivative financial instruments used to hedge foreign currency and interest rate risk	32	113
Net debt	5,328	7,462

Schedule of net debt and available liquidity

At December 31, 2019, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.750% Senior Secured Notes	EUR	741	15-Mar-24	Bullet	741	832	–
4.250% Senior Secured Notes	USD	695	15-Sep-22	Bullet	695	695	–
2.125% Senior Secured Notes	EUR	439	15-Aug-26	Bullet	439	493	–
4.125% Senior Secured Notes	USD	500	15-Aug-26	Bullet	500	500	–
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	528	–
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,708	–
5.250% Senior Notes	USD	800	15-Aug-27	Bullet	800	800	–
Global Asset Based Loan Facility	USD	663	07-Dec-22	Revolving	–	–	663
Lease obligations	Various	–		Amortizing	–	364	–
Other borrowings/credit lines	EUR/USD	–	Rolling	Amortizing	–	22	1
Total borrowings / undrawn facilities						5,942	664
Deferred debt issue costs and bond premium						(32)	–
Net borrowings / undrawn facilities						5,910	664
Cash and cash equivalents						(614)	614
Derivative financial instruments used to hedge foreign currency and interest rate risk						32	–
Net debt / available liquidity						5,328	1,278

At December 31, 2018, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	859	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	504	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	512	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,685	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	859	—
Global Asset Based Loan Facility	USD	739	07-Dec-22	Revolving	—	100	639
Finance lease obligations	Various	—		Amortizing	—	36	—
Other borrowings/credit lines	EUR/USD	—	Rolling	Amortizing	—	15	1
Total borrowings / undrawn facilities						7,935	640
Deferred debt issue costs and bond premium						(56)	—
Net borrowings / undrawn facilities						7,879	640
Cash and cash equivalents						(530)	530
Derivative financial instruments used to hedge foreign currency and interest rate risk						113	—
Net debt / available liquidity						7,462	1,170

Schedule of movement in net debt

	2019	2018
	$'m	$'m
Net (increase)/decrease in cash and cash equivalents per consolidated statement of cash flows	(84)	254
Decrease in net borrowings and derivative financial instruments	(2,050)	(617)
Decrease in net debt	(2,134)	(363)
Net debt at January 1,	7,462	7,825
Net debt at December 31,	5,328	7,462

Schedule of maturity analysis of borrowings

	At December 31,
	2019	2018
	$'m	$'m
Within one year or on demand	95	118
Between one and three years	796	4
Between three and five years	897	2,213
Greater than five years	4,122	5,544
	5,910	7,879

Schedule of contracted undiscounted cash flows of lease liabilities

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities as of December 31, 2019, is as follows:

$'m
Not later than one year	88
Later than one year and not later than five years	219
Later than five years	159
466

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2019	$'m	$'m	$'m
Within one year or on demand	363	17	1,519
Between one and three years	1,328	9	—
Between three and five years	1,345	35	—
Greater than five years	4,426	—	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
	$'m	$'m	$'m
At December 31, 2018	Re-presented
Within one year or on demand	541	38	1,872
Between one and three years	859	2	—
Between three and five years	3,000	105	—
Greater than five years	5,845	—	—

Schedule of carrying amount and fair value of borrowings excluding lease obligations

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2019	$'m	$'m	$'m	$'m
Loan notes	5,556	(27)	5,529	5,752
Global Asset Based Loan Facility and other borrowings	22	(5)	17	22
	5,578	(32)	5,546	5,774

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2018	$'m	$'m	$'m	$'m
Loan notes	7,784	(46)	7,738	7,563
Global Asset Based Loan Facility and other borrowings	115	(10)	105	115
	7,899	(56)	7,843	7,678

Schedule of effective interest rates

	2019			2018
	USD	EUR	GBP	USD	EUR	GBP
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	2.92%	—
4.250% Senior Secured Notes due 2022	4.52%	—	—	4.51%	—	—
2.125% Senior Secured Notes due 2026	—	2.33%	—	—	—	—
4.125% Senior Secured Notes due 2026	4.37%	—	—	—	—	—
4.750% Senior Notes due 2027	—	—	4.99%		—	4.99%
6.000% Senior Notes due 2025	6.14%	—	—	6.14%	—	—
5.250% Senior Notes due 2027	5.50%	—	—	—	—	—
4.625% Senior Secured Notes due 2023	—	—	—	5.16%	—	—
4.125% Senior Secured Notes due 2023	—	—	—		4.63%	—
7.250% Senior Notes due 2024	—	—	—	7.72%	—	—
6.750% Senior Notes due 2024	—	—	—	—	7.00%	—
	Various Currencies
Lease obligations		4.77%		6.45%	—	—

Schedule of net borrowings in denominated currencies

	At December 31,
	2019	2018
	$'m	$'m
Euro	1,411	2,221
U.S. dollar	3,909	5,149
British pound	559	509
Other	31	—
	5,910	7,879

Schedule of undrawn borrowing facilities

	At December 31,
	2019	2018
	$'m	$'m
Expiring within one year	1	1
Expiring beyond one year	663	639
	664	640

Schedule of fair value of financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	4	100	10	252
Cross currency interest rate swaps	3	600	35	913
Forward foreign exchange contracts	—	31	13	351
NYMEX gas swaps	—	3	3	24
At December 31, 2019	7	734	61	1,540

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	9	79	22	262
Cross currency interest rate swap	9	282	122	2,219
Forward foreign exchange contracts	2	354	1	98
NYMEX gas swaps	—	7	—	8
At December 31, 2018	20	722	145	2,587